LEASES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Expenses from payments of variable leases	$ 142,063	$ 182,943
Expenses from low value leases	3,758	6,787
Expenses from short-term leases	28,120	32,083
Total	$ 173,942	$ 221,813